As filed with the Securities and Exchange Commission on October 14, 2020
1933 Act Registration File No. 333-56018
1940 Act File No. 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	63	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	64	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 West 61st Place
Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 677-7778
(Registrant’s Telephone Number, Including Area Code)

Robert J. Male
5420 West 61st Place
Mission, KS 66205
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[X]	on October 16, 2020 pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 62 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 14, 2020 and pursuant to Rule 485(a)(1) would have become effective on October 15, 2020.

This Post-Effective Amendment No. 63 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 16, 2020 as the new date upon which the Amendment shall become effective with respect to the Buffalo Emerging Opportunities Fund.

This Post-Effective Amendment No. 63 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Buffalo Emerging Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 63 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shawnee Mission and State of Kansas, on October 14, 2020.

BUFFALO FUNDS
Registrant

By: /s/ Fred Coats
Fred Coats
Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 63 to its Registration Statement has been signed below on October 14, 2020 by the following persons in the capacities indicated.

Signature	Title
Robert J. Male* Robert J. Male	Trustee
Phillip J. Kennedy* Phillip J. Kennedy	Trustee
Rachel F. Lupardus* Rachel F. Lupardus	Trustee
Jeffery D. Yowell* Jeffery D. Yowell	Chairman and Trustee
* By: /s/ Fred Coats Fred Coats (Pursuant to Power of Attorney filed and incorporated herein by reference)